Debt - Summary of long-term debt instruments (Parenthetical) (Detail)	Dec. 31, 2021	Dec. 31, 2020
HSBC Mexico, S.A [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate	9.965%	7.50%
DESP Bank Sabadell Mexico Sa [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate	8.915%	6.75%